Subsequent Events - Additional Information (Detail) - 1 months ended Jul. 21, 2015 - Subsequent Event - INR (₨) ₨ / shares in Units, ₨ in Millions	Total
Dividend paid
Subsequent Event [Line Items]
Dividend paid, per share amount	₨ 8.00
Dividend paid, total amount	₨ 24,016.9
Dividend paid including tax, subsequent to date	Jul. 21, 2015
Dividend Declared
Subsequent Event [Line Items]
Dividend declared, date approved	Jul. 21, 2015
Dividend declared, board of directors meeting date	Apr. 23, 2015